DEFERRED GOVERNMENT GRANTS	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
DEFERRED GOVERNMENT GRANTS.
DEFERRED GOVERNMENT GRANTS

NOTE 16 — DEFERRED GOVERNMENT GRANTS

Deferred government grants represent funds received from the PRC government for research and development, investment in building or improvement in YS Group’s production facilities. These specific subsidies are recorded as deferred government grants upon receipt and are recognized as government grants recognized in income when the conditions are met. Other subsidies are recognized as other income upon receipt as further performance by YS Group is not required. YS Group received government grants that were deferred in the amount of RMB 1.2 million and RMB1.5 million in the six months of 2022 and 2021, respectively. In addition, YS Group received RMB13.2 million and RMB18.5 million other subsidies that the government has not set any conditions and are not tied to future trends or performance of YS Group and were recognized in other income in 2022 and 2021, respectively.

Deferred government grants included the following:

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
Government grants for property, plant and equipment
Balance at beginning of the year	21,847,340	22,030,690	$3,103,001
Addition	1,552,000	1,200,000	169,019
Recognized as income	(1,368,650)	(727,839)	(102,515)
Subtotal	22,030,690	22,502,851	$3,169,505
Government grants for research and development
Balance at beginning of the year	11,158,551	10,318,528	$1,453,355
Addition	—
Recognized as income	(840,023)	(8,498,712)	(1,197,036)
Subtotal	10,318,528	1,819,816	$256,319
Total deferred government grants	32,349,218	24,322,667	$3,425,824
Less: current portion	(2,295,701)	(3,495,701)	(492,366)
Non-current portion	30,053,517	20,826,966	$2,933,458

Government grants for property, plant and equipment

YS Group has seven deferred government grants related to property, plant and equipment, and fulfilled the conditions attached to all the grants. RMB0.6 million was amortized from deferred government grant into government grant recognized in income in the six months ended September 30, 2022, and RMB1.4 million for the six months ended September 30, 2021. RMB2.7 million will be amortized in next 12 months end September 30, 2023, which was included in the current deferred government grant and RMB19.8 million will be amortized after September 2023 which was included in the non-current portion of deferred government grants.

Government grants for research and development

YS Group has two deferred government grants related to various research and development projects, and fulfilled the conditions attached to one grant in 2010. RMB8.5 million was amortized from deferred government grant into government grant recognized in income in six months ended September 30, 2022, and RMB0.8 million for the six months ended September 30, 2021. RMB0.8 million will be amortized in next 12 months ended September 30, 2023 which was included in the current deferred government grant and RMB1.0 million will be amortized after September 2023 which was included in the non-current portion of deferred government grants. The remaining grant’s condition is expected to be fulfilled after 2022 and RMB 1.0 million is recorded in the non-current portion of deferred government grants.

NOTE 17 — DEFERRED GOVERNMENT GRANTS

Deferred government grants represent funds received from the PRC government for research and development, investment in building or improvement in YS Group’s production facilities. These specific subsidies are recorded as deferred government grants upon receipt and are recognized as government grants recognized in income when the conditions are met. Other subsidies are recognized as other income upon receipt as further performance by YS Group is not required. YS Group received government grants that were deferred in the amount of RMB3.6 million and RMB1.6 million in fiscal 2022 and 2021, respectively. In addition, YS Group received RMB20.8 million and RMB1.44 million other subsidies that the government has not set any conditions and are not tied to future trends or performance of YS Group and were recognized in other income in 2022 and 2021, respectively.

Deferred government grants included the following:

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Government grants for property, plant and equipment
Balance at beginning of the year	21,096,442	21,847,340	$3,441,502
Addition	2,000,000	1,552,000	244,479
Recognized as income	(1,249,102)	(1,368,650)	(215,597)
Subtotal	21,847,340	22,030,690	$3,470,384
Government grants for research and development
Balance at beginning of the year	10,387,874	11,158,551	$1,757,750
Addition	1,610,700	—	—
Recognized as income	(840,023)	(840,023)	(132,325)
Subtotal	11,158,551	10,318,528	$1,625,425
Total deferred government grants	33,005,891	32,349,218	$5,095,809
Less: current portion	(2,121,645)	(2,295,701)	(361,630)
Non-current portion	30,884,246	30,053,517	$4,734,179

Government grants for property, plant and equipment

YS Group has seven deferred government grants related to property, plant and equipment, and has fulfilled the conditions attached to all the grants. RMB1.4 million was amortized from deferred government grant into government grant recognized in income in fiscal 2022, as compared to RMB1.2 million for the fiscal year ended March 31, 2021. RMB1.5 million will be amortized in fiscal 2023 which was included in the current deferred government grant and RMB 20.6 million will be amortized after 2023 which was included in the non-current portion of deferred government grants. RMB18.5 million was recorded as government grant recognized in income for the fiscal year ended March 31, 2022, as compared to nil for the fiscal years ended March 31, 2021.

Government grants for research and development

YS Group has two deferred government grants related to various research and development projects, and fulfilled the conditions attached to one grant in 2010. RMB0.8 million was amortized from deferred government grant into government grant recognized in income in fiscal 2022, same as that for the year ended March 31, 2021. RMB0.8 million will be amortized in fiscal 2023 which was included in the current deferred government grant and RMB1.4 million will be amortized after 2023 which was included in the non-current portion of deferred government grants. The remaining grant’s condition is expected to be fulfilled after 2022 and RMB8.1 million is recorded in the non-current portion of deferred government grants. RMB2.0 million was recorded as government grant recognized in income for the year ended March 31, 2022, as compared to nil for the years ended March 31, 2021.